Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Other Provisions, Contingent Liabilities, and Contingent Assets [Abstract]
Summary of commitments	The Company’s unconditional purchase commitments are as follows:

(in millions)	December 31, 2023	December 31, 2022
Contracts for capital expenditures	$1,136	$2,774
Contracts for operating expenditures	2,786	3,587
Total	$3,922	$6,361
Due within the next 12 months	$970	$2,732